Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%	100.00%
Actual Allocation	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	49.00%	49.00%
Actual Allocation	45.00%	50.00%
Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	36.00%	36.00%
Actual Allocation	36.00%	35.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%	15.00%
Actual Allocation	19.00%	15.00%